Financial Instruments - Loss Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Loss Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) Location [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)	$ 23	$ 22	$ 45	$ 45
Reclassification to Interest and finance costs net due to de-designations [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(225)	(882)	(733)	(2,094)
Reclassification to Deprecation Expense [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	29	29	58	58
Total [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (173)	$ (831)	$ (630)	$ (1,991)